Victory Pioneer Multi-Asset Ultrashort Income Fund Expense Example, No Redemption - Victory Pioneer Multi-Asset Ultrashort Income Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	492
Expense Example, No Redemption, 10 Years	$ 1,102